T. ROWE PRICE Blue Chip Growth Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION
SERVICES 21.0%
Entertainment 2.9%
Netflix (1) 76,141 28,522
Sea, ADR (1) 189,720 22,726
Spotify Technology (1) 33,340 5,035
Walt Disney (1) 54,448 7,468
63,751
Interactive Media & Services 17.9%
Alphabet, Class A (1) 10,034 27,908
Alphabet, Class C (1) 78,834 220,183
Meta Platforms, Class A (1) 500,460 111,282
Pinterest, Class A (1) 219,121 5,393
Snap, Class A (1) 660,825 23,783
Tencent Holdings (HKD)  198,400 9,145
397,694
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 42,132 5,408
5,408
Total Communication Services 466,853
CONSUMER
DISCRETIONARY 21.1%
Automobiles 4.4%
Rivian Automotive, Acquisition Date:
1/19/21 - 7/23/21, Cost $12,514 (1)(2) 253,609 12,104
Rivian Automotive, Class A (1)(3) 105,396 5,295
Tesla (1) 74,300 80,066
97,465
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 4,992 11,724
Chipotle Mexican Grill (1) 10,441 16,518
Starbucks  47,647 4,334
32,576
Internet & Direct Marketing
Retail 11.6%
Amazon.com (1) 74,430 242,638
DoorDash, Class A (1) 121,939 14,290
JD.com, Class A (HKD) (1) 10,119 287
257,215
Multiline Retail 0.7%
Dollar General  69,783 15,536
15,536
Specialty Retail 1.4%
Carvana (1) 119,728 14,282
Ross Stores  159,959 14,470
TJX  56,106 3,399
32,151
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica (1) 48,629 17,761
Shares $ Value
(Cost and value in $000s)
‡
NIKE, Class B  121,598 16,362
34,123
Total Consumer Discretionary 469,066
FINANCIALS 2.7%
Capital Markets 2.2%
Charles Schwab  133,937 11,292
Goldman Sachs Group  61,546 20,316
MSCI  5,024 2,527
S&P Global  35,431 14,533
48,668
Insurance 0.5%
Chubb  34,366 7,351
Marsh & McLennan  27,115 4,621
11,972
Total Financials 60,640
HEALTH CARE 10.0%
Health Care Equipment &
Supplies 2.8%
Align Technology (1) 9,708 4,232
Intuitive Surgical (1) 114,429 34,521
Stryker  64,313 17,194
Teleflex  16,737 5,939
61,886
Health Care Providers &
Services 3.1%
HCA Healthcare  46,637 11,688
Humana  19,209 8,359
UnitedHealth Group  96,407 49,165
69,212
Health Care Technology 0.2%
Veeva Systems, Class A (1) 26,756 5,684
5,684
Life Sciences Tools & Services 1.8%
Danaher  87,859 25,772
Thermo Fisher Scientific  23,750 14,028
39,800
Pharmaceuticals 2.1%
AstraZeneca, ADR  89,311 5,925
Eli Lilly  101,068 28,943
Zoetis  66,833 12,604
47,472
Total Health Care 224,054
INDUSTRIALS & BUSINESS
SERVICES 1.1%
Commercial Services &
Supplies 0.1%
Cintas  6,801 2,893
2,893
Industrial Conglomerates 0.8%
General Electric  70,267 6,430
Roper Technologies  24,245 11,449
17,879

T. ROWE PRICE Blue Chip Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 0.2%
TransUnion  35,658 3,685
3,685
Total Industrials & Business Services 24,457
INFORMATION
TECHNOLOGY 43.0%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  26,535 3,475
3,475
IT Services 7.8%
Adyen (EUR) (1) 1,207 2,391
Affirm Holdings (1)(3) 75,814 3,509
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $2,803 (1)(2)(4) 735,429 2,096
Block, Class A (1) 87,121 11,814
Mastercard, Class A  127,465 45,553
MongoDB (1) 32,434 14,387
PayPal Holdings (1) 119,457 13,815
Shopify, Class A (1) 18,194 12,298
Snowflake, Class A (1) 23,373 5,356
Twilio, Class A (1) 12,438 2,050
Visa, Class A  269,748 59,822
173,091
Semiconductors & Semiconductor
Equipment 6.9%
Advanced Micro Devices (1) 219,294 23,977
ASML Holding  27,148 18,133
Marvell Technology  137,496 9,860
Monolithic Power Systems  17,340 8,422
NVIDIA  280,093 76,426
Taiwan Semiconductor Manufacturing,
ADR  66,040 6,885
Texas Instruments  57,106 10,478
154,181
Software 19.4%
Atlassian, Class A (1) 46,521 13,669
Bill.com Holdings (1) 60,735 13,774
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(2)(4) 1,441 1,967
Confluent, Class A (1) 69,900 2,866
Crowdstrike Holdings, Class A (1) 11,810 2,682
Datadog, Class A (1) 35,601 5,392
DocuSign (1) 46,673 5,000
Fortinet (1) 44,264 15,127
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(4) 27,971 804
HashiCorp, Class A (1)(3) 19,425 1,049
Intuit  74,170 35,664
Microsoft  836,981 258,050
Paycom Software (1) 5,077 1,758
ServiceNow (1) 89,413 49,793
Synopsys (1) 70,066 23,351
430,946
Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage &
Peripherals 8.7%
Apple  1,108,779 193,604
193,604
Total Information Technology 955,297
MATERIALS 0.3%
Chemicals 0.3%
Linde  19,203 6,134
Sherwin-Williams  4,399 1,098
Total Materials 7,232
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
Opendoor Technologies, Class A (1) 356,500 3,084
Total Real Estate 3,084
Total Common Stocks (Cost
$1,078,166) 2,210,683
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)(2)
(4) 92 126
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)(4) 10 14
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742 (1)(2)(4) 4,182 694
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305 (1)(2)(4) 10,456 1,734
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(4) 37,063 1,126
Total Information Technology 3,694
Total Convertible Preferred Stocks
(Cost $4,347) 3,694
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 18,671,644 18,672
Total Short-Term Investments (Cost
$18,672) 18,672

T. ROWE PRICE Blue Chip Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 3,413,617 3,414
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 3,414
Total Securities Lending Collateral
(Cost $3,414) 3,414
Total Investments in
Securities 100.5%
(Cost $1,104,599) $ 2,236,463
Other Assets Less Liabilities (0.5)% (11,386)
Net Assets 100.0% $ 2,225,077
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $20,665 and represents 0.9% of net assets.
(3) All or a portion of this security is on loan at March 31, 2022.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 3 ++
Totals $ — # $ — $ 3 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 14,377 ¤ ¤ $ 22,086
Total $ 22,086 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $3 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $22,086.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Blue Chip Growth Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E307-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,181,889 $ 23,927 $ 4,867 $ 2,210,683
Convertible Preferred Stocks — — 3,694 3,694
Short-Term Investments 18,672 — — 18,672
Securities Lending Collateral 3,414 — — 3,414
Total $ 2,203,975 $ 23,927 $ 8,561 $ 2,236,463